Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended
	Mar. 31, 2018	Dec. 31, 2019
Commitments And Contingencies Details Narrative
Monthly Rent	$ 11,770
Lease Term	5 years
2020		$ 146,932
2021		151,344
2022		155,888
2023		105,984
Total lease payments		560,148
Less: Imputed interest/present value discount		104,558
Present value of lease liabilities		$ 455,590